Net Other Non-Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Nonoperating Income Expense [Abstract]
Schedule Of Other Nonoperating Income Expense
Details of other
non-operating
income and expenses for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Other non-operating income
Gains on disposal of property and equipment	￦	111,132	￦	9,045	￦	155,177
Rental income		113,075		34,791		26,176
Gains on a bargain purchase		145,067		288		—
Others		96,931		81,210		284,060

		466,205		125,334		465,413

Other non-operating expenses
Losses on disposal of property and equipment		11,945		6,552		2,164
Donation		113,083		103,647		94,771
Restoration costs		5,043		3,436		2,750
Management cost for written-off loans		3,018		4,054		4,296
Others		143,726		117,182		175,903

		276,815		234,871		279,884

Net other non-operating income (expenses)	￦	189,390	￦	(109,537)	￦	185,529